GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 511,333	$ 234,161
Additions	1,197	290,420
Disposals		(414)
Foreign currency and other	(14,304)	(12,834)
Measurement period adjustments	(773)
Goodwill at end of period	497,453	511,333
Fresh Fruit
Goodwill [Roll Forward]
Goodwill at beginning of period	274,048	0
Additions	0	274,048
Disposals		0
Foreign currency and other	0	0
Measurement period adjustments	(773)
Goodwill at end of period	273,275	274,048
Diversified Fresh Produce – EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period	140,626	133,575
Additions	1,197	16,372
Disposals		(414)
Foreign currency and other	(6,198)	(8,907)
Measurement period adjustments	0
Goodwill at end of period	135,625	140,626
Diversified Fresh Produce – Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period	96,659	100,586
Additions	0	0
Disposals		0
Foreign currency and other	(8,106)	(3,927)
Measurement period adjustments	0
Goodwill at end of period	88,553	96,659
Fresh Vegetables
Goodwill [Roll Forward]
Goodwill at beginning of period	0	0
Additions	0	0
Disposals		0
Foreign currency and other	0	0
Measurement period adjustments	0
Goodwill at end of period	$ 0	$ 0